Segment disclosure (Tables)	6 Months Ended
Jun. 30, 2024
Segment disclosure
Schedule of revenue by geography

	For the three months ended June 30		For the six months ended June 30
	2024	2023	2024	2023
Australia[1]	$23,153	$16,821	$43,024	$26,902
Peru[2]	20,223	8,165	34,066	22,290
United States[3]	4,774	6,462	15,365	12,423
South Africa[4]	3,283	3,163	6,464	6,037
Mongolia[4]	2,931	5,617	5,780	11,727
Mexico[5]	2,680	2,975	5,423	5,903
Colombia[4]	3,403	2,825	5,418	5,617
Canada[6]	2,206	4,118	3,961	7,840
Other[7]	928	2,445	1,608	4,121
Total revenues	$63,581	$52,591	$121,109	$102,860

1.	Includes revenue from streams for the three and six months ended June 30, 2024, of $15.5 million and $28.5 million, respectively (2023: $9.0 million and $14.2 million), and revenue from royalties for the three and six months ended June 30, 2024, of $7.7 million and $14.5 million, respectively (2023: $7.8 million and $12.7 million).
2.	Includes revenue from streams for the three and six months ended June 30, 2024, of $20.1 million and $33.7 million, respectively (2023: $8.0 million and $22.0 million), and revenue from royalties for the three and six months ended June 30, 2024, of $0.2 million and $0.4 million, respectively (2023: $0.2 million and $0.3 million).
3.	Includes revenue from streams and related interests for the three and six months ended June 30, 2024, of $2.9 million and $6.6 million, respectively (2023: $5.6 million and $11.0 million), revenue from royalties for the three and six months ended June 30, 2024, of $1.9 million and $7.5 million, respectively (2023: $0.9 million and $1.4 million), and other revenue for the three and six months ended June 30, 2024, of $nil and $1.3 million, respectively (2023: $nil).
4.	All revenue from streams.
5.	Includes revenue from streams for the three and six months ended June 30, 2024, of $1.0 million and $2.1 million, respectively (2023: $1.4 million and $2.7 million), and revenue from royalties for the three and six months ended June 30, 2024, of $1.7 million and $3.3 million, respectively (2023: $1.6 million and $3.2 million).
6.	Includes revenue from streams for the three and six months ended June 30, 2024, of $nil (2023: $2.0 million and $4.1 million), and revenue from royalties for the three and six months ended June 30, 2024, of $2.2 million and $4.0 million, respectively (2023: $2.1 million and $3.8 million).
7.	Includes royalty revenue from Chile, Cote d’Ivoire and Honduras.